SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Successors [Member]
Multiemployer Plan [Line Items]
Income tax at statutory rate (BVI and UAE 0%)
Foreign tax rate differential		8,328	10,782	12,848
Tax effect of adjustments to prior years current tax expense			1,348	(2,054)
Tax effect of adjustments to prior years deferred taxes			(2,234)
Reversal of tax liability on expiration of limitation period			(1,206)
Effect of changes in valuation allowances			2,018
Unrecognized tax benefits		1,574	(3)	2,476
Other		(471)		(199)
Income tax expense		$ 9,431	$ 10,705	$ 13,071
Predecessors [Member] | NPS Holdings Limited [Member]
Multiemployer Plan [Line Items]
Income tax at statutory rate (BVI and UAE 0%)
Foreign tax rate differential	2,147
Tax effect of adjustments to prior years current tax expense	195
Tax effect of adjustments to prior years deferred taxes
Reversal of tax liability on expiration of limitation period
Effect of changes in valuation allowances
Unrecognized tax benefits
Other
Income tax expense	$ 2,342